Equity (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Warrant [Member]
Summary of equity activity

	Warrants	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding and exercisable at June 30, 2016	26,396,958	$0.14	$3,695,574
Granted	-	-	-
Exercised	-	-	-
Expired	(1,050,000)	0.05	-
Outstanding and exercisable at September 30, 2016	25,346,958	$0.14	$3,548,574

	Warrants	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding and exercisable at June 30, 2014	14,723,268	$0.13	$759,284
Granted	50,000	0.15	–
Exercised	–	–	–
Expired	(6,022,080)	0.13	796,408
Outstanding and exercisable at June 30, 2015	8,751,189	$0.14	$406,131
Granted	20,529,386	0.13	–
Exercised	(2,883,616)	0.06	–
Expired
Outstanding and exercisable at June 30, 2016	26,396,958	$0.14	$3,695,574

Schedule of fair value of warrants

(1) risk free interest rate of	0.82% to 1.1%;
(2) dividend yield of	0%;
(3) volatility factor of	138%-158%;
(4) an expected life of the conversion feature of	3 to 5 years, and
(5) estimated fair value of the company’s common stock of	$0.07 to $0.10 per share.

Stock Option Plan [Member]
Summary of equity activity

	Stock Options	Weighted-Average Exercise Price	Aggregate Intrinsic Value
Outstanding at June 30, 2016	-	$-	$-
Granted	50,000	0.23	-
Exercised	-	-	-
Expired	-	-	-
Outstanding at September 30, 2016	50,000	$0.23	$-
Exercisable at September 30, 2016	10,000	$0.23	$-
Un-exercisable at September 30, 2016	40,000	$0.23	$-